Long-term Debt (Details) - Long-Term Debt [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Extinguishment of Debt [Line Items]
Principal	$ 2,196,233	$ 2,196,233
Accrued interest	3,049,304	4,205,144
Debt discount	(219,380)	(226,823)
Total long term debt	5,026,157	6,174,554
Long term debt, current	8,565	3,256
Long term debt	$ 5,017,592	$ 6,171,298